Registration No. 33-73244 and 811-08226

As filed with the Securities and Exchange Commission on August 8, 2013

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☐

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 46	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☐

Amendment No. 47	☒

TEMPLETON GLOBAL INVESTMENT TRUST

(Exact Name of Registrant as Specified in Charter)

300 S.E. 2nd Street, Fort Lauderdale, Florida 33301-1923

(Address of Principal Executive Offices)         (Zip Code)

(954) 527-7500

(Registrant's Telephone Number, Including Area Code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906

(Name and Address of Agent for Service of Process)

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b) of Rule 485

☐	On (date) pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐	on (date pursuant to paragraph (a)(1) of Rule 485

☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485

☐	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Fort Lauderdale and the State of Florida, on the 7th day of August, 2013.

TEMPLETON GLOBAL INVESTMENT TRUST

(REGISTRANT)

                                    By: /s/LORI A. WEBER

   Lori A. Weber

   Vice President & Secretary

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

Signature	Title	Date

NORMAN J. BOERSMA
Norman J. Boersma*	President and Chief Executive Officer – Investment Management	August 7, 2013
LAURA F. FERGERSON
Laura F. Fergerson*	Chief Executive Officer – Finance and Administration	August 7, 2013
MARK H. OTANI
Mark H. Otani*	Chief Financial Officer and Chief Accounting Officer	August 7, 2013
HARRIS J. ASHTON
Harris J. Ashton*	Trustee	August 7, 2013
ANN TORRE BATES
Ann Torre Bates*	Trustee	August 7, 2013
FRANK J. CROTHERS
Frank J. Crothers*	Trustee	August 7, 2013
EDITH E. HOLIDAY*
Edith E. Holiday	Trustee	August 7, 2013
GREGORY E. JOHNSON
Gregory E. Johnson*	Trustee	August 7, 2013
RUPERT H. JOHNSON, JR.
Rupert H. Johnson, Jr. *	Trustee	August 7, 2013
J. MICHAEL LUTTIG
J. Michael Luttig*	Trustee	August 7, 2013
DAVID W. NIEMIEC
David W. Niemiec*	Trustee	August 7, 2013
FRANK A. OLSON
Frank A. Olson*	Trustee	August 7, 2013
LARRY D. THOMPSON
Larry D. Thompson*	Trustee	August 7, 2013
CONSTANTINE D. TSERETOPOULOS
Constantine D. Tseretopoulos*	Trustee	August 7, 2013
ROBERT E. WADE
Robert E. Wade*	Trustee	August 7, 2013

*By: /s/ LORI A. WEBER________

 Lori A. Weber, Attorney-in-fact

(Pursuant to Powers of Attorney previously filed)

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase